Document and Entity Information	12 Months Ended
May 24, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 24, 2013
Registrant Name	ALPS ETF Trust
Central Index Key	0001414040
Amendment Flag	false
Document Creation Date	May 24, 2013
Document Effective Date	May 24, 2013
Prospectus Date	May 24, 2013